Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Summary of Option Activity

The following table sets forth the summary of option activity for the year ended December 31, 2025:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		(US$)	(In years)	(US$ in thousands)
Outstanding, December 31, 2024	578,455,922	0.28
Granted (i)	76,706,000	0.01
Forfeited/Expired	(26,876,122)	0.24
Exercised	(14,490,399)	0.00
Outstanding, December 31, 2025	613,795,401	0.25	5.96	81,954
Vested and expected to vest as of December 31, 2025	597,060,358	0.26	5.87	77,511
Exercisable as of December 31, 2025	419,870,276	0.36	4.84	31,363

(i)
It consists a total of 15,162,000 options granted with an exercise price of US$0 each that will reduce the number of ordinary shares under the 2021 Plan available for future grants by 1.3 ordinary shares.

Schedule of Assumptions Used to Value Share Options Granted to Employees and Non-Employees	The assumptions used to value the share options granted to employees and non-employees were as follows:

	Year Ended December 31,
	2023	2024	2025
Fair value of ordinary shares (US$)	0.64	0.72	0.23~0.32
Risk-free interest rate (%)	3.70	4.61	4.16~4.50
Expected volatility (%)	79.2	75.7	74.7~75.0
Expected dividend yield	—	—	—
Expected exercise multiple	2.8	2.8	2.8

Schedule of Share-based Compensation Expense Included in Relevant Financial Statement

The following table sets forth the amount of share-based compensation expense included in each of the relevant financial statement line items:

	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(In thousands)
Cost of revenues	133,160	121,048	112,822	16,133
Selling, general and administrative	314,788	273,330	163,585	23,393
Research and development	188,784	150,017	127,018	18,163
	636,732	544,395	403,425	57,689